PROVISIONS FOR CONTINGENCIES - Reserve for Lawsuit Claims (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Provisions for contingencies	$ 2,602	$ 2,862
Reserve for labor claims
Disclosure of contingent liabilities [line items]
Provisions for contingencies	91	678	$ 49	$ 1,138
Reserve for commercial claims
Disclosure of contingent liabilities [line items]
Provisions for contingencies	1,000	0	0	0
Reserve for regulatory claims
Disclosure of contingent liabilities [line items]
Provisions for contingencies	$ 1,511	$ 2,184	$ 1,130	$ 807